GMO Emerging Country Debt Shares Fund Investment Objectives and Goals - GMO Emerging Country Debt Shares Fund	Feb. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	GMO EMERGING COUNTRY DEBT SHARES FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Total return in excess of that of its benchmark, the J.P. Morgan EMBI Global Diversified.